October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares FinTech Active ETF | BPAY | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares FinTech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 8.9%
Inter & Co. Inc.	27,064	$249,011
NU Holdings Ltd./Cayman Islands, Class A(a)	22,103	356,079
Rakuten Bank Ltd., NVS(a)	4,000	219,549
TBC Bank Group PLC	2,802	160,533
		985,172
Broadline Retail — 4.8%
MercadoLibre Inc.(a)	103	239,708
Sea Ltd., ADR(a)	1,867	291,719
		531,427
Capital Markets — 18.2%
Bullish(a)(b)	4,745	239,955
Charles Schwab Corp. (The)	4,946	467,496
Coinbase Global Inc., Class A(a)	1,147	394,316
Etoro Group Ltd., Class A(a)(b)	6,813	252,490
Galaxy Digital Inc., Class A(a)(b)	5,734	200,652
Miami International Holdings Inc.(a)	448	19,577
Robinhood Markets Inc., Class A(a)	3,077	451,642
		2,026,128
Consumer Finance — 10.6%
American Express Co.	813	293,274
Capital One Financial Corp.	1,836	403,902
Kaspi.KZ JSC	2,936	219,583
LendingClub Corp.(a)	15,370	267,284
		1,184,043
Financial Services — 41.6%
Adyen NV(a)(c)	131	224,467
Affirm Holdings Inc.(a)	3,055	219,593
Block Inc.(a)	5,590	424,505
Cab Payments Holdings PLC(a)	133,388	89,193
Chime Financial Inc., Class A(a)(b)	6,746	115,829
Corpay Inc.(a)	598	155,689
Fidelity National Information Services Inc.	3,554	222,196
Fiserv Inc.(a)	1,762	117,508
Global Payments Inc.	5,137	399,453
Klarna Group PLC(a)	5,911	222,076
Mastercard Inc., Class A	424	234,044
Nexi SpA(c)	48,469	255,559
Payoneer Global Inc.(a)	25,161	145,682
PayPal Holdings Inc.(a)	6,582	455,935
Priority Technology Holdings Inc.(a)	24,743	172,211
Rocket Companies Inc., Class A	6,485	108,040
Sezzle Inc., NVS(a)(b)	2,767	181,377
Shift4 Payments Inc., Class A(a)(b)	2,432	168,051
Security	Shares	Value
Financial Services (continued)
Visa Inc., Class A	724	$246,696
WEX Inc.(a)(b)	1,087	158,572
Wise PLC, Class A(a)	15,768	200,506
Worldline SA(a)(b)(c)	42,645	115,615
		4,632,797
Insurance — 2.7%
HCI Group Inc.	890	181,569
Slide Insurance Holdings Inc.(a)(b)	7,543	120,612
		302,181
Real Estate Management & Development — 1.0%
Compass Inc., Class A(a)	14,889	114,794
Software — 6.7%
Circle Internet Group Inc., Class A(a)(b)	2,520	319,990
Pagaya Technologies Ltd., Class A(a)	6,298	169,353
Temenos AG, Registered	2,688	253,796
		743,139
Total Long-Term Investments — 94.5% (Cost: $9,497,634)		10,519,681
Short-Term Securities
Money Market Funds — 18.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	1,487,687	1,488,431
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	610,000	610,000
Total Short-Term Securities — 18.8% (Cost: $2,098,354)		2,098,431
Total Investments — 113.3% (Cost: $11,595,988)		12,618,112
Liabilities in Excess of Other Assets — (13.3)%		(1,485,893)
Net Assets — 100.0%		$11,132,219

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares FinTech Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,849,389	$—	$(361,061)(a)	$42	$61	$1,488,431	1,487,687	$5,119 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	340,000 (a)	—	—	—	610,000	610,000	3,726	—
				$42	$61	$2,098,431		$8,845	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,089,656	$1,430,025	$—	$10,519,681
Short-Term Securities
Money Market Funds	2,098,431	—	—	2,098,431
	$11,188,087	$1,430,025	$—	$12,618,112

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares